Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity (Deficit)
Summary of issuance of common stock

		Date of securities
Purchasers	Securities sold	issued	Consideration
Central Able	2,500,000	January 13, 2016	$5,000, or $2 per Share
Jeffrey William Olyniec	100,000	February 22, 2016	$49, or $0.49 per Share